Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE FOR MR.HILL(1)(2)	COMPENSATION ACTUALLY PAID TO MR. HILL(1)(3)(4)	SUMMARY COMPENSATION TABLE TOTAL FOR MR. DONAHOE(1)(5)	COMPENSATION ACTUALLY PAID TO MR. DONAHOE(1)(4)(6)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs(1)(7)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs(1)(4)(8)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON		NET INCOME(10) (IN MILLIONS)	ADJUSTED REVENUE(11) (IN MILLIONS)
							TOTAL SHAREHOLDER RETURN(9)	PEER GROUP TOTAL SHAREHOLDER RETURN(9)
2025	$26,018,068	$17,010,238	$28,442,712	$(10,924,243)	$12,135,422	$2,798,172	$65.09	$81.16	$3,201	$46,350
2024	—	—	$29,184,701	$13,158,408	$9,804,553	$5,812,537	$100.23	$124.83	$5,700	$51,656
2023	—	—	$32,789,885	$29,391,856	$10,117,055	$7,259,680	$109.51	$116.84	$5,070	$52,593
2022	—	—	$28,838,060	$19,617,425	$9,185,111	$7,482,733	$122.26	$120.40	$6,046	$47,406
2021	—	—	$32,920,708	$77,444,844	$17,107,315	$28,986,814	$139.58	$141.30	$5,727	$43,769

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote	The following NEOs are included in the table above:

YEAR	CEO	Non-CEO NEOs
2025	Elliott Hill, John Donahoe II	Matthew Friend, Robert Leinwand, Ann Miller, Craig Williams, Monique Matheson, and Heidi O'Neill
2024	John Donahoe II	Matthew Friend, Heidi O'Neill, Mark Parker, and Craig Williams
2023	John Donahoe II	Matthew Friend, Andrew Campion, Heidi O'Neill, and Mark Parker
2022	John Donahoe II	Matthew Friend, Andrew Campion, Heidi O'Neill, and Mark Parker
2021	John Donahoe II	Matthew Friend, Andrew Campion, Heidi O'Neill, and Mark Parker

Peer Group Issuers, Footnote	Peer group total shareholder return ("TSR") uses the Dow Jones U.S. Footwear Index, which the Company also uses in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report on Form 10-K for fiscal 2025. These comparisons assume $100 (including reinvested dividends) was invested for the period starting May 31, 2020 through the end of the listed fiscal year in (a) the Company and (b) the Dow Jones U.S. Footwear Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the "Compensation Actually Paid to Mr. Hill" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Mr. Hill. These amounts reflect the amount set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

2025
Summary Compensation Table ("SCT") total for Mr. Hill	$26,018,068
Deduction for amounts reported under the "Stock Awards" column in the SCT	$14,887,893
Deduction for amounts reported under the "Option Awards" column in the SCT	$5,832,678
Total deductions from SCT	$20,720,571
Year end fair value of equity awards	$11,583,480
Value of dividends on stock awards	$129,261
Total adjustments	$11,712,740
Compensation actually paid	$17,010,238
The dollar amounts reported in the "Compensation Actually Paid to Mr. Donahoe" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Mr. Donahoe. These amounts reflect the amount set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

2025
Summary Compensation Table ("SCT") total for Mr. Donahoe	$28,442,712
Deduction for amounts reported under the "Stock Awards" column in the SCT	$15,348,756
Deduction for amounts reported under the "Option Awards" column in the SCT	$7,239,086
Total deductions from SCT	$22,587,842
Year end fair value of equity awards	$772,498
Change in fair value of outstanding and unvested equity awards	$(5,677,419)
Change in fair value of equity awards granted in prior years that vested in the year	$(2,771,387)
Fair value as of the prior fiscal year of equity awards granted in prior years that failed to meet vesting conditions in the year	$(9,451,544)
Value of dividends on stock awards	$348,739
Total adjustments	$(16,779,113)
Compensation actually paid	$(10,924,243)

Non-PEO NEO Average Total Compensation Amount	$ 12,135,422	$ 9,804,553	$ 10,117,055	$ 9,185,111	$ 17,107,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,798,172	5,812,537	7,259,680	7,482,733	28,986,814
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the "Average Compensation Actually Paid to Non-CEO NEOs" column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the "Total" column of the "Summary Compensation Table" for each fiscal year presented for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K:

2025
Average Summary Compensation Table total for non-CEO NEOs	$12,135,422
Deduction for amounts reported under the "Stock Awards" column in the SCT	$8,406,828
Deduction for amounts reported under the "Option Awards" column in the SCT	$2,582,963
Total deductions from SCT	$10,989,791
Year end fair value of equity awards	$5,825,996
Change in fair value of outstanding and unvested equity awards	$(3,505,896)
Change in fair value of equity awards granted in prior years that vested in the year	$(805,227)
Value of dividends on stock awards	$137,667
Total adjustments	$1,652,540
Average compensation actually paid	$2,798,172

Compensation Actually Paid vs. Total Shareholder Return	CAP VERSUS COMPANY TSR & PEER GROUP TSR
Compensation Actually Paid vs. Net Income	CAP VERSUS NET INCOME
Compensation Actually Paid vs. Company Selected Measure	CAP VERSUS ADJUSTED REVENUE
Total Shareholder Return Vs Peer Group	CAP VERSUS COMPANY TSR & PEER GROUP TSR
Tabular List, Table

Adjusted Revenue
Adjusted EBIT
Stock price

Total Shareholder Return Amount	$ 65.09	100.23	109.51	122.26	139.58
Peer Group Total Shareholder Return Amount	81.16	124.83	116.84	120.40	141.30
Net Income (Loss)	$ 3,201,000,000	$ 5,700,000,000	$ 5,070,000,000	$ 6,046,000,000	$ 5,727,000,000
Company Selected Measure Amount	46,350,000,000	51,656,000,000	52,593,000,000	47,406,000,000	43,769,000,000
PEO Name		John Donahoe II	John Donahoe II	John Donahoe II	John Donahoe II
Additional 402(v) Disclosure
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the fiscal years shown. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the section above titled "Compensation Discussion and Analysis".
The following table sets forth compensation information of our CEO and our non-CEO NEOs and Company performance for the fiscal years listed below, in accordance with Item 402(v) of Regulation S-K.
Represents the amount of total compensation reported for our CEO, Mr. Hill, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Equity awards included in these amounts are calculated using the following equity valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date; adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. PSU grant date fair values are calculated using a Monte Carlo simulation based on the probable outcome of the performance condition as of the grant date; adjustments have been made using a revised Monte Carlo valuation as of fiscal year end. RSU grant date fair values are calculated using the stock price as of the grant date; adjustments have been made using the stock price as of fiscal year end and as of each vesting date.Represents the amount of total compensation reported for our Former CEO, Mr. Donahoe, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Represents the average of the amounts of total compensation reported for our non-CEO NEOs, as a group, in the "Total" column of the "Summary Compensation Table" for each fiscal year presented.Reflects net income calculated in accordance with generally accepted accounting principles ("GAAP") in the Company's Consolidated Statements of Income included in the Company's Annual Reports on Form 10-K for the applicable fiscal year.
The following charts show graphically the relationships over the past five fiscal years of the CAP amounts for our CEO and non-CEO NEOs as compared to our cumulative TSR, peer group TSR, GAAP net income, and Adjusted Revenue as well as the relationship between TSR and peer group TSR.
	The following table lists the three financial performance measures that, in the Company's assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	Represents the most important financial performance measure used to link Company performance to compensation actually paid ("CAP") to our CEO and non-CEO NEOs in fiscal 2025, as required pursuant to Item 402(v) of Regulation S-K. Adjusted Revenue is a non-GAAP financial measure calculated based on GAAP revenue excluding the impact of acquisitions and divestitures; changes in accounting principles; unanticipated restructurings; unanticipated exchange rate fluctuations; other extraordinary, unusual, or infrequently occurring items; and for fiscal 2021, the unanticipated impact from Nike Virtual Studios and RTFKT. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
Elliott Hill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,018,068
PEO Actually Paid Compensation Amount	$ 17,010,238
PEO Name	Elliott Hill
John Donahoe II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 28,442,712	$ 29,184,701	$ 32,789,885	$ 28,838,060	$ 32,920,708
PEO Actually Paid Compensation Amount	$ (10,924,243)	$ 13,158,408	$ 29,391,856	$ 19,617,425	$ 77,444,844
PEO Name	John Donahoe II
PEO | Elliott Hill [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,712,740
PEO | Elliott Hill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(20,720,571)
PEO | Elliott Hill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,583,480
PEO | Elliott Hill [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,261
PEO | Elliott Hill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,887,893)
PEO | Elliott Hill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,832,678)
PEO | John Donahoe II [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,779,113)
PEO | John Donahoe II [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(22,587,842)
PEO | John Donahoe II [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	772,498
PEO | John Donahoe II [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,677,419)
PEO | John Donahoe II [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,771,387)
PEO | John Donahoe II [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,451,544)
PEO | John Donahoe II [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,739
PEO | John Donahoe II [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,348,756)
PEO | John Donahoe II [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,239,086)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,652,540
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(10,989,791)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,825,996
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,505,896)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,227)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,667
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,406,828)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,582,963)